Deferred Revenue/Income	12 Months Ended
Dec. 31, 2020
Deferred Revenue/Income
Deferred Revenue/Income

17. Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	For the Year Ended December 31
	2018	2019	2020
Deferred revenue/income – beginning of year	—	301,774	485,087
Additions	384,116	428,786	1,013,397
Recognition	(82,342)	(246,861)	(432,069)
Effects on foreign exchange adjustment	—	1,388	(5,161)
Deferred revenue/income – end of year	301,774	485,087	1,061,254

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the undelivered charging pile, the vehicle internet connection service, the extended lifetime warranty service, the points offered to customers as well as free battery swapping service embedded in the vehicle sales contract, with unrecognized deferred revenue balance of RMB405,326 and RMB1,006,824 as of December 31, 2019 and 2020, respectively.

The Group expects that 36% of the transaction price allocated to unsatisfied performance obligation as at December 31, 2020 will be recognized as revenue during the period from January 1, 2021 to December 31, 2021. The remaining 64% will be recognized during the period from January 1, 2022 to December 31, 2025.

Deferred income includes the reimbursement from a depository bank in connection with the advancement of the Company’s ADS and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as deferred revenue and then recognized as other income over the beneficial period, with unrecognized deferred income balance of RMB79,761 and RMB54,430 as of December 31, 2019 and 2020.